Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	72,999,361	15,500
Balance at Dec. 31, 2017	$ 7,299	$ 2	$ 14,470,984		$ (13,332,667)	$ 1,145,618
Sale of preferred stock units, net of issuance fees (in shares)		20,100				0
Sale of preferred stock units, net of issuance fees		$ 2	1,959,998			$ 1,960,000
Conversion of preferred stock units to common stock (in shares)	14,240,000	(35,600)
Conversion of preferred stock units to common stock	$ 1,424	$ (4)	(1,420)
Sale of common stock, net of issuance fees (in shares)	3,519,963
Sale of common stock, net of issuance fees	$ 352		2,271,649	(130,062)		2,141,939
Net loss					(4,255,033)	$ (4,255,033)
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)		20,100				0
Stock-based compensation		$ 2	1,959,998			$ 1,960,000
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075		18,701,211	(130,062)	(17,587,700)	992,524
Net loss					(1,904,166)	(1,904,166)
Collection of subscription receivable				130,062		130,062
Balance (in shares) at Mar. 31, 2019	90,759,324
Balance at Mar. 31, 2019	$ 9,075		18,701,211		(19,491,866)	(781,580)
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075		18,701,211	(130,062)	(17,587,700)	992,524
Net loss						(3,272,177)
Balance (in shares) at Jun. 30, 2019	120,529,324
Balance at Jun. 30, 2019	$ 12,052		25,687,834		(20,859,877)	4,840,009
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075		18,701,211	(130,062)	(17,587,700)	992,524
Sale of preferred stock units, net of issuance fees (in shares)	1,035,666
Sale of preferred stock units, net of issuance fees	$ 103		356,226			356,329
Sale of common stock, net of issuance fees (in shares)	29,770,000
Sale of common stock, net of issuance fees	$ 2,977		6,986,623			6,989,600
Net loss					(7,532,533)	(7,532,533)
Collection of subscription receivable				130,062		130,062
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)	1,035,666
Stock-based compensation	$ 103		356,226			356,329
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155		26,044,060		(25,120,233)	935,982
Balance (in shares) at Mar. 31, 2019	90,759,324
Balance at Mar. 31, 2019	$ 9,075		18,701,211		(19,491,866)	(781,580)
Sale of common stock, net of issuance fees (in shares)	29,770,000
Sale of common stock, net of issuance fees	$ 2,977		6,986,623			6,989,600
Net loss					(1,368,011)	(1,368,011)
Balance (in shares) at Jun. 30, 2019	120,529,324
Balance at Jun. 30, 2019	$ 12,052		25,687,834		(20,859,877)	4,840,009
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155		26,044,060		(25,120,233)	935,982
Net loss					(2,633,992)	(2,633,992)
Balance (in shares) at Mar. 31, 2020	121,564,990
Balance at Mar. 31, 2020	$ 12,155		26,044,060		(27,754,225)	(1,698,010)
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155		26,044,060		(25,120,233)	935,982
Net loss						(4,826,384)
Balance (in shares) at Jun. 30, 2020	141,564,990
Balance at Jun. 30, 2020	$ 14,155		28,012,423		(29,946,617)	(1,920,039)
Balance (in shares) at Mar. 31, 2020	121,564,990
Balance at Mar. 31, 2020	$ 12,155		26,044,060		(27,754,225)	(1,698,010)
Sale of common stock, net of issuance fees (in shares)	20,000,000
Sale of common stock, net of issuance fees	$ 2,000		1,968,363			1,970,363
Net loss					(2,192,392)	(2,192,392)
Balance (in shares) at Jun. 30, 2020	141,564,990
Balance at Jun. 30, 2020	$ 14,155		$ 28,012,423		$ (29,946,617)	$ (1,920,039)